Unaudited Interim Condensed Consolidated Statements of Equity - USD ($) $ in Thousands	Class A shares Ordinary shares	Class B shares Ordinary shares	Treasury stock	Total shares	Par value	Additional Paid-in capital	Accumulated deficits	Statutory Reserve	Accumulated other comprehensive loss	Non- controlling interests	Total
Balance at Dec. 31, 2024					$ 2,191	$ 761,391	$ (290,261)	$ 161	$ (31,557)	$ (6,235)	$ 435,690
Balance (in Shares) at Dec. 31, 2024	2,964,518	163,210		3,034,821
Balance (in Shares) at Dec. 31, 2024			(92,907)
Share-based compensation					1,720	173					1,893
Share-based compensation (in Shares)	2,260,122	33,360		2,293,482
Issuance of Class A Ordinary Shares and warrant					1,110	5,707					6,817
Issuance of Class A Ordinary Shares and warrant (in Shares)	1,482,250			1,482,250
Net loss							(14,216)			(10)	(14,226)
Disposition of NCI							(6,240)			6,240
Foreign currency translation adjustments									3,893		3,893
Balance at Jun. 30, 2025					5,021	767,271	(310,717)	161	(27,664)	(5)	434,067
Balance (in Shares) at Jun. 30, 2025	6,706,890	196,570		6,810,553
Balance (in Shares) at Jun. 30, 2025			(92,907)
Balance at Dec. 31, 2025					5,055	781,484	(337,870)	161	(25,691)	(21)	423,118
Balance (in Shares) at Dec. 31, 2025	13,235,873	2,934,447		16,077,413
Balance (in Shares) at Dec. 31, 2025			(92,907)
Share-based compensation					10	1,980					1,990
Share-based compensation (in Shares)		2,000,000		2,000,000
Net loss							(34,520)			(2)	(34,522)
Foreign currency translation adjustments									4,946		4,946
Balance at Jun. 30, 2026					$ 5,065	$ 783,464	$ (372,390)	$ 161	$ (20,745)	$ (23)	$ 395,532
Balance (in Shares) at Jun. 30, 2026	13,235,873	4,934,447		18,077,413
Balance (in Shares) at Jun. 30, 2026			(92,907)